RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables, net [Abstract]
Receivables with related parties (Notes 25 and 13 (b))	$ 126,908	$ 126,948
Employee advances and loans	2,326	1,572
Advances to suppliers for the purchase of property, plant and equipment	14,078	50,079
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,452	7,827
Other receivables	0	254,446
Other tax credits	97,202	150,721
Others	340	972
Receivables, net – Non-current	$ 243,306	$ 592,565